Intangible assets (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 45,478,128	$ 44,415,823
Intangible assets, net	31,635,487	31,328,852
Land Use Rights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,483,253	2,425,247
Accumulated amortization - land use rights	(586,323)	(505,260)
Intangible assets, net	1,896,930
Mining rights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	42,994,875	41,990,576
Accumulated depletion - mining rights	$ (13,256,318)	$ (12,581,711)